INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of disclosure of component of income taxes in statement of financial position

	As at	As at
	December 31,	December 31,
	2022	2021
Income taxes payable	1,113	784
Deferred income tax liabilities	1,201	1,243

Schedule of disclosure of component of income taxes in income statement

	Year Ended December 31,
	2022	2021
Current year	1,401	901
Adjustment in respect of prior years	199	97
Current income taxes	1,600	998
Deferred income tax recovery	(42)	(172)
Deferred income tax recovery	(42)	(172)
Income taxes	1,558	826

Schedule of deferred tax liability

	As at	As at
	December 31,	December 31,
	2022	2021
Intangible assets	1,201	1,196
Other	-	47
Deferred income tax liabilities	1,201	1,243

Schedule of Company's effective income tax rates

	Year Ended December 31,
	2022	2021
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	7.7	0.8
Impact of foreign currency translation	2.9	14.0
Non-deductible and non-taxable items	(45.2)	(18.8)
Change in tax benefits not recognized	(48.0)	(32.6)
Adjustments in respect of prior years	(16.2)	(2.1)
Adjustment of prior year tax payable	(10.4)	—
Other	1.8	(0.2)
Effective income tax rate applicable to loss before income taxes	(80.9)	(12.4)

Schedule of deductible temporary differences

	Year Ended December 31,
	2022	2021
Income tax losses - Canada	32,773	29,647
Capital tax losses - Canada	28,385	28,479
Income tax losses - United Kingdom	2,107	2,329
Income tax losses - Malta	142	239
Property and equipment	2,170	1,565
Goodwill	2,103	2,519
Right-of-use assets	—	29
Share issuance costs	2,888	2,794
Total unrecognized deductible temporary differences	70,568	67,601

Schedule of Company's Canadian non-capital income tax losses expiration

2026	105
2027	463
2028	699
2029	818
2030	308
2031	226
2032	1,224
2033	1,685
2034	2,532
2035	1,194
2036	3,063
2037	3,929
2038	2,561
2039	2,173
2040	3,237
2041	4,029
2042	4,527
32,773